Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2015	$ 39.1
2016	41.3
2017	43.1
2018	45.3
2019	47.5
2020-2024	272.7
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2015	3.3
2016	3.6
2017	3.8
2018	4.0
2019	4.1
2020-2024	20.4
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2015	2.6
2016	2.6
2017	2.6
2018	2.6
2019	2.6
2020-2024	$ 13.0